Consolidated Statement of Financial Position (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENT OF FINANCIAL POSITION
Notes and accounts receivable - trade, allowances	$ 336	$ 291
Short-term financing receivables, allowances	452	308
Other accounts receivable, allowances	40	36
Long-term financing receivables, allowances	$ 126	$ 80
Common stock, par value (in dollars per share)	$ 0.2	$ 0.2
Common stock, Shares authorized (in shares)	4,687,500,000	4,687,500,000
Common stock, Shares issued (in shares)	2,215,209,574	2,207,522,548
Treasury stock, Shares (in shares)	1,224,685,815	1,153,131,611